Commitments and contingencies - Pledge of Assets (Details) $ in Millions	Dec. 31, 2020 USD ($)
Contingent liabilities related to joint ventures
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 7.4
Specified bank accounts
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 18.2